Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income tax and social contribution
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	R$ 63,301	R$ 72,259
Total	63,301	72,259
Income tax and social contribution | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	30,312	33,390
Total	30,312	33,390
COFINS
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	153,760	145,522
Total	153,760	145,522
COFINS | Risk diversification effect [member]
Contingent liabilities with possible losses
Estimated financial effect of contingent liabilities	68,738	65,044
Total	R$ 68,738	R$ 65,044